Summary of Significant Accounting Policies (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) Agreements $ / shares	Dec. 31, 2017 $ / shares
Summary of Significant Accounting Policies (Textual)
Estimated fair value of our common stock | $ / shares	$ 2.30	$ 2.52
Additional potential warrants | $	$ 3,000,000
Number of licencing agreements | Agreements	2
U.S. federal corporate tax rate	21.00%	34.00%
Convertible estimated price per share | $ / shares	$ 1.80
Investment on convertible notes | $	$ 15,000,000